Investments in Affiliates Significant Affiliates Financial Statements (Details) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
Equity Method Investments and Joint Ventures [Abstract]
Current assets	$ 216	$ 206
Non-current assets	185	197
Total assets	401	403
Current liabilities	128	135
Non-current liabilities	81	99
Shareholders' equity	192	169
Total liabilities and shareholders' equity	401	403
Net sales	624	674	683
Gross profit	143	141	113
Net income (loss)	$ 41	$ 39	$ 23